Discontinued Operations and Dissolution of Subsidiary	12 Months Ended
Aug. 31, 2018
Discontinued Operations And Dissolution Of Subsidiary
Discontinued Operations and Dissolution of Subsidiary

15.	Discontinued Operations and Dissolution of Subsidiary

Discontinued Operations of Eagleford Energy, Zavala Inc.

In accordance with the terms of a Secured Note and a General Security Agreement, the Company and Benchmark Enterprises Inc., (“Benchmark”) entered into a Settlement and Exercise of Security Agreement effective August 31, 2015 for the extinguishment of the Secured Note and Interest in the amount of $1,762,328. The Company assigned and conveyed to Benchmark all of its rights, title and interest in and to Zavala Inc. and issued 100,000 common shares of the Company to Benchmark. As a result of the extinguishment of the Note, the Company’s investment in Zavala Inc. had been derecognized from the Company’s Consolidated Financial Statements as at the effective date (August 31, 2015) and presented as discontinued operations on the Consolidated Statements of Operations and Comprehensive Loss and the Consolidated Statements of Cash Flows. Upon the disposition of Zavala Inc., the Company realized a foreign exchange translation gain of $615,881. The following table presents the consolidated statements of operations and other comprehensive income (loss) of Zavala Inc., for the years set out:

August 31, 2016
Expenses
General and administrative	$6,020
Loss from discontinued operations	(6,020)
Loss per share from discontinued operations, basic and diluted	$(0.000)

The following table represents the consolidated statements of Zavala Inc. for the periods set out:

August 31, 2016
Cash used in:
Operating activities
Net loss from discontinued operations	$(6,020)
Cash used in operating activities, discontinued operations	$(6,020)

Discontinued operations of 1354166 Alberta Ltd.

The Company entered into a Share Purchase and Debt Settlement Agreement with 1288131 Alberta Ltd. effective February 29, 2016 and disposed of its interest in 1354166 Alberta for the settlement of debt owed to 1288131 Alberta Ltd., in the amount of $62,867.

As a result of the extinguishment of the debt, the Company’s investment in 1354166 Alberta had been derecognized from the Company’s Consolidated Financial Statements as at the effective date (February 29, 2016) and presented as discontinued operations on the Consolidated Statements of Operations and Comprehensive Loss and the Consolidated Statements of Cash Flows. Upon the disposition of 1354166 Alberta the Company recognized a gain in the amount of $68,489 in the consolidated statement of operations.

The following table presents the statements of operations of 1354166 Alberta for the period set out:

August 31, 2016
Revenue
Natural gas sales	$13,998
Expenses
Operating costs	5,170
General and administrative	97
5,267
Net income from discontinued operations	$8,731
Earnings per share from discontinued operations, basic and diluted	$0.000

The following table presents the statements of cash flows of 1354166 Alberta for the period set out:

August 31, 2016
Cash provided by (used in)
Operating activities
Net income from discontinued operations	$8,731
Item not involving cash
Net changes in non-cash working capital
Accounts receivable	4,955
Accounts payable	14
Cash provided by operating activities, discontinued operations	13,700
Net cash provided by discontinued operations	$13,700

The following table presents the effect of the disposal of 1354166 Alberta on the Consolidated Statement of Financial Position of the Company:

February 29, 2016
Cash	$2,564
Accounts Receivable	3,391
Accounts payable	(14)
Provisions (Note 12)	(11,563)
Net assets and liabilities of 1354166 Alberta	$(5,622)

Dissolution of Dyami Energy, LLC

Effective April 3, 2014, the Company’s former wholly owned subsidiary Dyami Energy, LLC (“Dyami Energy”) was dissolved. The Company’s investment in Dyami Energy had been derecognized from the Company’s Consolidated Financial Statements as at the effective date and presented on the Consolidated Statements of Operations and the Consolidated Statements of Cash Flows as an impairment of the net assets and liabilities on dissolution of subsidiary. Prior obligations of Dyami Energy, with respect to the Matthews and Murphy Leases of $893,990 were previously recorded by the Company as financial liabilities and recognized as a gain upon de-recognition of financial liabilities for the year ended August 31, 2017.